Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
TempCash
BlackRock Liquid Federal Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Great Pacific Shares Summary
Prospectuses and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Key Facts About TempCash—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About TempCash—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Liquid Federal Trust Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About BlackRock Liquid Federal Trust Fund—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About TempCash—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About TempCash—Principal Risks of
Investing in the Fund" is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
•
Discretionary Liquidity Fee Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

TEMPCASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
TempCash
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Great Pacific Shares Summary
Prospectuses and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Key Facts About TempCash—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About TempCash—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About TempCash—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About TempCash—Principal Risks of
Investing in the Fund" is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
•
Discretionary Liquidity Fee Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

BLACKROCK LIQUID FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
BlackRock Liquid Federal Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Great Pacific Shares Summary
Prospectuses and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Liquid Federal Trust Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About BlackRock Liquid Federal Trust Fund—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.